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                                                    ----------------------------

                                                    KENNETH R. EARLEY
                                                    kenneth.earley@dechert.com
                                                    +1 617 728 7139  Direct
                                                    +1 617 275 8374  Fax


December 15, 2008

VIA EDGAR

Mr. Briccio Barrientos
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-4041

Re:       Forward Funds (the "Registrant")
          File Nos. 033-48940; 811-06722
          Post-Effective Amendment No. 53

Dear Mr. Barrientos:

On behalf of the Registrant, attached hereto is Post-Effective Amendment No. 53 ("PEA 53") to the Registrant's registration statement under the Investment Company Act of 1940 (the "1940 Act").

PEA 53 is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the "1933 Act"), and, as indicated on the facing sheet, will become effective on December 31, 2008 (such date being a new effective date also as indicated on the facing sheet). PEA 53 is filed for purposes of updating and completing the Registrant's disclosures in Post-Effective Amendment No. 52 ("PEA 52") to the Registrant's registration statement under the 1940 Act filed on October 17, 2008 on Form N-1A, which was filed for the purpose of updating the Registrant's registration statement to add a new class to an existing series of the Registrant known as the Accessor Strategic Alternatives Fund (the "Fund").

PEA 53 reflects changes to the registration statement in response to comments provided by the Staff of the U.S. Securities and Exchange Commission (the "Staff" or the "SEC") on Wednesday, December 3, 2008, completes certain other information, and includes required exhibits. Filed as part of the registration statement are a prospectus and statement of additional information for the Investor Class shares of the Fund. PEA 53 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

Set forth in the numbered paragraphs below are your comments of December 3, 2008 to PEA 52, followed by the Registrant's responses. Capitalized terms not otherwise defined herein shall have the meanings given to them in the Registrant's registration statement.



U.S. Austin Boston Charlotte Harrisburg Hartford New York Newport Beach Palo Alto Philadelphia Princeton San Francisco Washington DC
EUROPE Brussels London Luxembourg Munich Paris


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GENERAL
-------

  1. Comment: The Staff notes that the Registrant intends to redesignate the existing shares of the Fund as Advisor class shares. Prior to filing PEA 53, please advise the Staff as to how the Registrant intends to inform current shareholders of the existing shares of the Fund that their shares have been redesignated as Advisor class shares.

         Response: As communicated to the Staff via email correspondence on December 11, 2008, the Registrant intends to supplement the prospectus and statement of additional information for the existing shares of the Fund on December 31, 2008, informing holders of existing shares that all references to shares contained in the prospectus and statement of additional information are now to Advisor class shares. The supplement will be filed with the SEC be means of the EDGAR system and copies of the supplement will be made available to current shareholders of the Fund on the Fund's website.


PROSPECTUS
----------

  2. Comment: Please clarify whether the Fund's core portfolio as discussed in the Principal Investment Strategies section will include investments in securities of companies with small and mid capitalization levels. If so, please include disclosure in the Principal Investment Strategies section discussing investments in such securities as principal investments of the Fund.

         Response: Although not generally a direct investment by the Fund, a portion of the Fund's core portfolio will be comprised of underlying funds that invest in securities of companies with small and mid capitalization levels. Accordingly, disclosure regarding the risks of investing in securities of companies with small and mid capitalization levels will be added to the Principal Investment Risks and Principal Risks sections.

  3. Comment: The Principal Investment Strategies section states that the Fund will invest at least 80% of its assets in asset classes that exhibit low correlations with the global bond market. The Principal Investment Strategies section later states that Fund's "satellite portfolio" will generally consist of asset classes such as emerging market debt, international sovereign bonds and bank loans. Please clarify how investments in such asset classes will demonstrate a low correlation with the global bond market.

         Response: Research undertaken over time by individuals employed by the Registrant's investment advisor has shown that asset classes such as emerging market debt, international sovereign bonds and bank loans exhibit low correlations with the global bond market.

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  4.     Comment: Please include in the Principal Investment Risks and Principal
         Risks sections disclosure regarding the risks of investing in securities of companies with small and mid capitalization levels.

         Response: Please see response to Comment 1.

  5.     Comment: Both the Principal Investment Risks and Principal Risks
         section include disclosure related to "Mortgage-Backed Securities Risks." Please clarify whether such risks would include any sub-prime mortgage risk.

         Response: The Registrant believes that any exposure the Fund or an Underlying Fund may have to sub-prime mortgages will be minimal. Accordingly, the Registrant does not believe any additional disclosure related to sub-prime mortgage risk is necessary.

  6. Comment: With respect to the "Performance" section, please clarify that the Fund's predecessor also did not have at least one year of performance for which performance information could be presented.

         Response: The Fund's predecessor, which was also known as Accessor Strategic Alternatives Fund and was a series of Accessor Funds, Inc., commenced operations on January 29, 2008. Therefore, it did not have one year of performance for which performance information could be presented.

         Notwithstanding this, the disclosure has been further clarified to read as follows:

                  The Fund is a successor mutual fund to a previously operational fund with the same name (the "Predecessor Fund"), which was a series of a separate legal entity called Accessor Funds, Inc., a Maryland corporation. The Predecessor Fund was reorganized into the Trust effective September 1, 2008.

                  Because the Predecessor Fund commenced investment operations on January 29, 2008, one full calendar year of performance has not yet occurred and no Fund performance information is presented.

  7. Comment: Please provide the Staff with a copy of the completed fee table for the Investor Class of the Fund prior to filing PEA 53.

         Response: The requested copy of the completed fee table for the Fund was provided to the Staff via email correspondence on December 11, 2008.

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  8.     Comment: In the "Change of Objectives and Policies" paragraph contained in the Securities and Risks section, please include disclosure stating any notice shareholders would receive should the Board decide to change the Fund's Investment Objective.

         Response: The disclosure has been revised to read as follows:

                  CHANGE OF OBJECTIVES AND POLICIES. The Fund's investment objective stated in the Fund's Fund Details section is not fundamental and may be changed without shareholder approval by the Board of Trustees. Notwithstanding this, the Fund's investment objective will not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change.

  9. Comment: Please clarify the roles of each individual portfolio manager on the portfolio management team with respect to the Fund only. If it desired to include disclosure regarding the roles of each individual portfolio manager with respect to other funds they manage, then make clear that such information is being provided as supplemental information. In addition, please provide each individual portfolio managers length of service with respect to the Fund.

         Response: The disclosure has been revised to read  as follows:

                  The portfolio management team responsible for the management of the Strategic Alternatives Fund is Nathan J. Rowader, Director of Investments, Jim O'Donnell, CFA, President of Forward Asset Management and Chief Administrative Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst.

                  Mr. Rowader has been with Forward Management since September 1, 2008 as the Director of Investments. Mr. Rowader has co-primary responsibility for the investment decisions and day-to-day management for the Strategic Alternatives Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor's Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader received his MBA

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                                                                          Page 5


                  with a concentration in Finance from the University of Colorado. Mr. Rowader has managed the Strategic Alternatives Fund (including the Predecessor Fund) since its inception in January 2008.

                  Mr. O'Donnell has been with Forward Management since July 2006 as Chief Administrative Officer and as President of Forward Asset Management since May 2008. Mr. O'Donnell has overall responsibility for asset management at Forward Management, including the Strategic Alternatives Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O'Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O'Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O'Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O'Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O'Donnell has managed the Strategic Alternatives Fund since September 2008.

                  Mr. Herber has been with Forward Management since September 1, 2008 as an Investment Officer. Mr. Herber has co-primary responsibility for the investment decisions and day-to-day management for the Strategic Alternatives Fund. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor's Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Strategic Alternatives Fund (including the Predecessor Fund) since February 2008.

                  Mr. Roberge has been with Forward Management since September 1, 2008 as Investment Analyst. Mr. Roberge has responsibility for trading and investment research functions with respect to the Strategic Alternatives Fund. Prior to joining Forward Management, Mr. Roberge was with Accessor Capital Management since April 2002 as an Operations Associate, from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. Prior to Accessor Capital Management, Mr. Roberge was a Registered Representative at Diversified Financial Concepts from

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                  September 2001 to April 2002 and an Operations Associate at
                  Harris Investor Line from March 2000 to September 2001. Mr. Roberge has managed the Strategic Alternatives Fund (including the Predecessor Fund) since its inception in January 2008.


  10. Comment: In the second sentence of the third paragraph of the "How to Purchase" section, please delete the beginning of the sentence which reads "In certain cases,...."

         Response: The Registrant does not feel that it would be accurate to suggest that, with respect to all the Fund purchases or redemptions received by a financial intermediary, the Fund will be deemed to have received a purchase or redemption when the purchase or redemption is received by the financial intermediary. The Fund will be deemed to have received a purchase or redemption when the purchase or redemption is received by the financial intermediary only in situations in which there is an Order Placement Procedures Agreement in place between the Fund and the financial intermediary. The Registrant may enter into these procedural agreements with certain financial intermediaries to facilitate the acceptance of trades received by the financial intermediary prior to market close on trade date that are submitted to the Transfer agent after market close (such time of submission never being later than market open on the following trading day).

         Accordingly, the second sentence of the third paragraph of the "How to Purchase" section has been revised to read as follows:

                  In certain cases in which a written procedural agreement exists between the Fund and a financial intermediary, the Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary.


STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------

  11. Comment: With respect to portfolio manager compensation, please include more specific disclosure regarding the compensation structure for the individual portfolio managers of the Fund, including: (a) the time period over which portfolio managers are evaluated; (b) whether each portfolio manager's bonus is based on pre- or post-tax performance; and
         (c) what benchmarks are used in evaluating the performance of individual portfolio managers on the portfolio management team.

         Response: The disclosure has been revised to read as follows:

                  Mr. O'Donnell's compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund

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                  affects the profitability of Forward Management, it indirectly affects Mr. O'Donnell's compensation.

                  The compensation of Messrs. Rowader, Herber and Roberge includes a fixed salary and a discretionary bonus that is based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects their compensation.

  12. Comment: In response to the disclosure contained in the "Brokerage Allocation" section, please clarify for the Staff whether the Registrant's Board has adopted policies and procedures as required by Rule 12b-1(h) under the 1940 Act.

         Response: The Registrant's Board has adopted policies and procedures as required by Rule 12b-1(h) under the 1940 Act.

13. Comment: With respect to the "Financial Statements" section at the end of the SAI, please include disclosure stating that the most recent annual and semi-annual reports are the annual and semi-annual reports for the Fund's predecessor. Please also include disclosure stating who an investor can contact in order to obtain copies of such annual and semi-annual reports.

         Response: The disclosure has been revised to read as follows:

                  Accessor Funds' audited financial statements for the fiscal year ended December 31, 2008 and unaudited financial statements for the period ended June 30, 2009, will be contained in the Annual and Semi-Annual Reports to Shareholders, respectively, when available.

                  As mentioned above, the Fund is a successor mutual fund to a previously operational fund with the same name (the "Predecessor Fund"), which was a series of a separate legal entity called Accessor Funds, Inc. (the "Predecessor Company"), a Maryland corporation. The Predecessor Fund was reorganized into the Trust effective September 1, 2008. The Predecessor Fund's unaudited financial statements for the period ended June 30, 2008 are contained in the Predecessor Company's Semi-Annual Report to Shareholders for the same period, copies of which may be obtained free of charge by writing to or calling the address or telephone number listed on the first page of this SAI or by visiting our website at www.accessor.com.


                                      * * *

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                                                                          Page 8


If you have any questions or further comments, please contact the undersigned at
617.728.7139 or Douglas Dick at 202.261.3305.

Sincerely,

/s/ Kenneth R. Earley

Kenneth R. Earley

Enclosures

cc:    Judith Rosenberg
       Mary Curran
       Christine Stansbery
       Douglas Dick





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